Tax Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Uncertain tax position	¥ 41,100		¥ 41,100
Withholding individual income tax	33,153		16,933
Value added tax	87		230
Income tax			618
Total	¥ 74,340	$ 10,678	¥ 58,881